Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our cybersecurity risk management program is based on the National Institute of Standards and Technology Cybersecurity Framework (NIST CSF), and on recognized best practices and standards for cybersecurity and information technology. We believe that our processes provide us with a comprehensive assessment of potential cyber threats, and we are working towards achieving a level of maturity in all relevant dimensions. We conduct regular scans, penetration tests, and vulnerability assessments to identify potential threats or vulnerabilities in our systems.

The Company’s cybersecurity risk management program is composed of the following key elements:

•Governance. As discussed in more detail under the heading “Item 16K. Cybersecurity—Cybersecurity Governance” below, as part of its general oversight duties, the Board is supported in its oversight of cybersecurity risks by the Audit Committee, which regularly interacts with the Company’s Internal Audit function, the Company’s VP of Security Engineering (“CISO”) and the Company’s Chief Technology Officer (“CTO”).

•Risk Assessment and Management. The Company’s cybersecurity risk management program is based on industry standard information security principles and best practices, specifically the NIST Cybersecurity Framework and the Payment Card Industry Data Security Standard (PCI DSS). The program uses a proactive approach to regularly identify and assess cybersecurity threats, vulnerabilities and risks, and to evaluate the effectiveness of implemented security controls through internal audits, external threat intelligence, and periodic external independent assessments. Risks identified and assessed through the cybersecurity risk management program are then communicated to our senior leadership team and used to prioritize risks based on their potential impact and likelihood as part of our dynamic risk response strategy.

•Incident Response. We have developed a cyber-crisis response plan which provides a documented framework for handling high severity security incidents and facilitates coordination across multiple parts of the company. Our incident response team constantly monitors threat intelligence feeds, handles vulnerability management and responds to incidents.

•Third-Party Risk Management. Our external service provider management program requires third-party service providers who manage sensitive information to comply with our security standards, including notification procedures in the event of an incident involving Company confidential information.
•Education and Awareness. The Company’s mandatory annual cybersecurity employee training program covers critical aspects of digital security, including phishing prevention, threat awareness and safe data-handling practices. The annual training program is regularly refreshed based on the evolving security landscape and secure code development. It is also supplemented by awareness initiatives to keep Company personnel updated on cybersecurity threats and the latest security policies and instill a culture of security mindfulness across the organization.

We have experienced, and are continually subject to, cyber-attacks in the normal course of our business. While these past cyber-attacks have not materially affected or, in our belief, are reasonably likely to materially affect us, future cybersecurity incidents and threats may materially affect us, including by affecting our business strategy, results of operations, or financial condition. See “Item 3. Key Information—D. Risk Factors—Certain Risks Related to Our Business—Any system interruption, security breaches, or lack of sufficient redundancy in our information systems may harm our businesses.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is based on the National Institute of Standards and Technology Cybersecurity Framework (NIST CSF), and on recognized best practices and standards for cybersecurity and information technology. We believe that our processes provide us with a comprehensive assessment of potential cyber threats, and we are working towards achieving a level of maturity in all relevant dimensions. We conduct regular scans, penetration tests, and vulnerability assessments to identify potential threats or vulnerabilities in our systems.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Board, in coordination with the Audit Committee, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats. The Company’s CISO and/or the Company’s CTO quarterly meet with the Audit Committee to discuss information security and cybersecurity programs, progress updates on the Company's key cybersecurity initiatives and related priorities and controls. Additionally, the Audit Committee is promptly apprised of any cybersecurity incident that meets established reporting thresholds, and receives ongoing updates regarding any such incident until it has been resolved. At each regularly scheduled Board meeting, the audit committee chairperson provides the full Board with an update on all significant matters discussed, reviewed, considered and approved by the committee since the last regularly scheduled Board meeting.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board, in coordination with the Audit Committee, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Board, in coordination with the Audit Committee, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats. The Company’s CISO and/or the Company’s CTO quarterly meet with the Audit Committee to discuss information security and cybersecurity programs, progress updates on the Company's key cybersecurity initiatives and related priorities and controls. Additionally, the Audit Committee is promptly apprised of any cybersecurity incident that meets established reporting thresholds, and receives ongoing updates regarding any such incident until it has been resolved. At each regularly scheduled Board meeting, the audit committee chairperson provides the full Board with an update on all significant matters discussed, reviewed, considered and approved by the committee since the last regularly scheduled Board meeting.
The Company’s CISO, in coordination with the Chief Executive Officer (“CEO”) and CTO, works collaboratively across the Company to implement and monitor a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s cybersecurity incident response plan and its security policy. To facilitate the success of the Company’s cybersecurity risk management program, multidisciplinary teams throughout the Company are deployed to address cybersecurity threats and to respond to cybersecurity incidents. Through ongoing communications with these teams, the CISO, the CTO and other executive leadership team members are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents in real time, and report risks from cybersecurity threats and cybersecurity incidents to the Audit Committee when appropriate
Cybersecurity Risk Role of Management [Text Block]
The Company’s CISO, in coordination with the Chief Executive Officer (“CEO”) and CTO, works collaboratively across the Company to implement and monitor a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s cybersecurity incident response plan and its security policy. To facilitate the success of the Company’s cybersecurity risk management program, multidisciplinary teams throughout the Company are deployed to address cybersecurity threats and to respond to cybersecurity incidents. Through ongoing communications with these teams, the CISO, the CTO and other executive leadership team members are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents in real time, and report risks from cybersecurity threats and cybersecurity incidents to the Audit Committee when appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Company’s CISO, in coordination with the Chief Executive Officer (“CEO”) and CTO, works collaboratively across the Company to implement and monitor a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s cybersecurity incident response plan and its security policy. To facilitate the success of the Company’s cybersecurity risk management program, multidisciplinary teams throughout the Company are deployed to address cybersecurity threats and to respond to cybersecurity incidents. Through ongoing communications with these teams, the CISO, the CTO and other executive leadership team members are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents in real time, and report risks from cybersecurity threats and cybersecurity incidents to the Audit Committee when appropriate.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The CISO has extensive information technology and program management experience, including serving in similar roles leading and overseeing cybersecurity programs at other public companies, and has cybersecurity certifications, such as the Certified Information Systems Security Professional certification. The CISO holds a Bachelor of Science in Computer Science and is a Certified Information Systems Security Professional (CISSP) and a Certified Ethical Hacker (CEH). The Company’s CTO holds an undergraduate degree in electronic engineering. The Company’s CEO, CFO and CLO each hold undergraduate and graduate degrees in their respective fields, and each have extensive experience managing risks at the Company and at similar companies, including risks arising from cybersecurity threats.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Board, in coordination with the Audit Committee, oversees the Company’s risk management program, which includes risks arising from cybersecurity threats. The Company’s CISO and/or the Company’s CTO quarterly meet with the Audit Committee to discuss information security and cybersecurity programs, progress updates on the Company's key cybersecurity initiatives and related priorities and controls. Additionally, the Audit Committee is promptly apprised of any cybersecurity incident that meets established reporting thresholds, and receives ongoing updates regarding any such incident until it has been resolved. At each regularly scheduled Board meeting, the audit committee chairperson provides the full Board with an update on all significant matters discussed, reviewed, considered and approved by the committee since the last regularly scheduled Board meeting.

The Company’s CISO, in coordination with the Chief Executive Officer (“CEO”) and CTO, works collaboratively across the Company to implement and monitor a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s cybersecurity incident response plan and its security policy. To facilitate the success of the Company’s cybersecurity risk management program, multidisciplinary teams throughout the Company are deployed to address cybersecurity threats and to respond to cybersecurity incidents. Through ongoing communications with these teams, the CISO, the CTO and other executive leadership team members are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents in real time, and report risks from cybersecurity threats and cybersecurity incidents to the Audit Committee when appropriate.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true